EARNINGS PER SHARE AND MEMBERS' UNIT - Computation of basic and diluted net income per share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE AND MEMBERS' UNIT
Net income to shareholders, Basic	$ (1,077,242)	$ 3,428,350	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Net income to shareholders, Diluted	$ (1,077,242)	$ 3,428,350	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Basic weighted average shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020	5,923,559	5,000,000
Basic and diluted weighted average common shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020	5,923,559	5,000,000
Basic net income (loss) per common share	$ (0.17)	$ 0.57	$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share	$ (0.17)	$ 0.57	$ (0.49)	$ 0.15	$ 0	$ 0.04